Taxes on income - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on income
(Loss)/Profit before tax	€ (10,291,112)	€ (2,937,410)	€ (15,834,420)
Tax under domestic (German) tax rate	3,310,651	944,965	5,093,933
Effect of tax rate in foreign jurisdictions	(121,803)	423,177	119,823
Changes in domestic tax rate			(11,938)
Non-deductible expenses	(226,612)	(128,603)	(47,925)
Current-year losses for which no deferred tax asset is recognized	(4,579,676)	(2,599,849)	(3,059,240)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	515,300	(572,321)	(2,089,536)
Withholding taxes	(142,394)	(126,455)	(195,123)
Income tax for prior years		72,671	(892)
Deferred tax prior years	33,080
Others	(5,454)	9,925	7,688
Income tax expense	€ (1,216,908)	(1,976,490)	(183,209)
Income tax expense		€ (1,976,490)	€ (183,209)
Average effective tax rate	11.82%	67.29%	1.16%